Net Financial Income (Expense) - Schedule of Net Financial Income (expense) (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets held for trading at fair value through profit or loss:
Financial derivative contracts	$ 3,646,894	$ 4,861,710	$ 5,182,978
Debt Financial Instruments	128,401	315,119	246,913
Other financial instruments	25,961	25,986	11,275
Financial liabilities held for trading at fair value through profit or loss
Financial derivative contracts	(3,699,490)	(4,850,496)	(5,177,460)
Other financial instruments	(349)	(688)	(782)
Subtotal	101,417	351,631	262,924
Derecognition of financial assets and liabilities at amortized cost and financial assets at fair value through other comprehensive income:
Financial assets at amortized cost	200	256	2,264
Financial assets at fair value through other comprehensive income	8,050	(4,522)	(63,401)
Financial liabilities at amortized cost		(1)	(1)
Financial instruments of regulatory capital issued
Subtotal	8,250	(4,267)	(61,138)
Exchange, indexation and accounting hedging of foreign currency
Gain (loss) from foreign currency exchange	(23,345)	38,374	145,917
Gain (loss) from indexation for exchange rate	20,067	4,148	491
Net gain (loss) from derivatives in accounting hedges of foreign currency risk	174,091	79,667	(41,370)
Subtotal	170,813	122,189	105,038
Ineffective accounting hedges:
Gain (loss) from ineffective cash flow accounting hedges
Gain (loss) from ineffective accounting hedges of net investment abroad
Total	$ 280,480	$ 469,553	$ 306,824